Sep. 01, 2019
AmericaFirst Monthly Risk-On Risk-Off Fund
AmericaFirst Monthly Risk-On Risk-Off Fund

AmericaFirst Tactical Alpha Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

September 1, 2019

Effective as of the date above, the Fund is re-named as the

AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information
each dated November 1, 2018, as supplemented May 10, 2019.

The following updates and supplements any prior information provided in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information with respect to the Fund’s principal investment strategy. Any information to the contrary in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information should be disregarded.

Investment Strategy

The following additions and revisions replace prior disclosure under sections entitled “Principal Investment Strategies.”

The Fund seeks to achieve its investment objective through long positions in global equity markets and U.S. interest rate markets. The Fund will invest in equity securities regardless of market capitalization and regardless of industry sector. With regard to fixed income securities, the Fund invests primarily in U.S. Treasury bonds with a mid-term maturity.

The Fund's portfolio of securities may include common stocks of foreign and domestic companies, preferred securities, of domestic or foreign issuers, U.S. Treasury bonds, exchange-traded portfolios (“Exchange Traded Portfolios”), master limited partnerships (“MLPs”), and real estate investment trusts (“REITs”). For purposes of the strategy, the Fund defines Exchange Traded Portfolios to include exchange traded funds (“ETFs”) that issue shares that are approved for listing and trading on a national securities exchange. It is possible that the Fund may not include all of these types of securities and may only include one of these types of securities in the portfolio at any given time.

Risk-on risk-off refers to the monthly assessment of risk and changes in investment allocation in response to stock market and economic patterns. The Fund’s Advisor defines risk-on assets as equities and risk-off assets as mid-term United States Treasury bonds. When applicable, the Fund may rebalance a significant portion of its equity holdings based on the Advisor’s rules-based models, on a monthly or more frequent basis.

The AmericaFirst Monthly Risk On / Risk Off Fund utilizes eight factors to determine how much to invest in stocks (“risk-on”) and how much to invest in Treasury bonds (“risk-off”). The factors are equal-weighted and each accounts for 12.50% of the Model’s allocation. As an example, if all eight of the factors are “risk on”, then 100% of the Model is allocated to stocks. If 4 of the 8 indicators are “risk on”, then 50% of the Model allocates to stocks while the other 50% allocates to bonds.

Investment Risks

Because of the refinements to the Fund’s principal investment strategy, references under the sections entitled “Principal Risks of Investing in the Fund,” to Commodity Related Risk, Credit Risk, High-Yield Risk, and Inverse ETF Risk should be disregarded.

Expense Limitation on Class I Shares

Effective as of the date of this supplement, the expense limitation agreement for Class I shares is lowered from 1.50% to 1.20%, (exclusive of any front-end or contingent deferred loads, legal fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation).

The Prospectus and Statement of Additional Information each dated November 1, 2018, and supplemented May 10, 2019, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-217-8363.

Please retain this Supplement for future reference.